Revenue from contracts with customers - National and foreign sales (Details) - COP ($) $ in Billions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Revenue from contracts with customers
Sales	$ 68,823	$ 61,034
Local sales
Revenue from contracts with customers
Revenue from sale of goods	34,530	29,567
Foreign sales
Revenue from contracts with customers
Revenue from sale of goods	34,293	31,467
Mid-distillates | Local sales
Revenue from contracts with customers
Revenue from sale of goods	17,415	13,572
Gasoline and turbo fuels | Local sales
Revenue from contracts with customers
Revenue from sale of goods	9,670	8,399
Services | Local sales
Revenue from contracts with customers
Revenue from sale of goods	1,765	1,550
Energy transmission services | Local sales
Revenue from contracts with customers
Revenue from sale of goods	1,613	1,635
Energy transmission services | Foreign sales
Revenue from contracts with customers
Revenue from sale of goods	2,885	2,326
Fuel oil | Foreign sales
Revenue from contracts with customers
Revenue from sale of goods	2,359	1,782
Natural gas | Local sales
Revenue from contracts with customers
Revenue from sale of goods	1,666	1,736
Natural gas | Foreign sales
Revenue from contracts with customers
Revenue from sale of goods	(98)	76
Fuel gas Service | Local sales
Revenue from contracts with customers
Revenue from sale of goods	593	706
Plastic and rubber | Local sales
Revenue from contracts with customers
Revenue from sale of goods	436	448
Plastic and rubber | Foreign sales
Revenue from contracts with customers
Revenue from sale of goods	806	634
Diesel | Foreign sales
Revenue from contracts with customers
Revenue from sale of goods	356	492
Asphalts | Local sales
Revenue from contracts with customers
Revenue from sale of goods	396	412
LPG and propane | Local sales
Revenue from contracts with customers
Revenue from sale of goods	189	314
LPG and propane | Foreign sales
Revenue from contracts with customers
Revenue from sale of goods	175	272
Roads and construction services | Local sales
Revenue from contracts with customers
Revenue from sale of goods	196	172
Roads and construction services | Foreign sales
Revenue from contracts with customers
Revenue from sale of goods	3,517	2,892
Aromatics | Local sales
Revenue from contracts with customers
Revenue from sale of goods	112	64
Polyethylene | Local sales
Revenue from contracts with customers
Revenue from sale of goods	119	167
Crude oil | Local sales
Revenue from contracts with customers
Revenue from sale of goods		3
Crude oil | Foreign sales
Revenue from contracts with customers
Revenue from sale of goods	22,336	21,493
Construction services | Foreign sales
Revenue from contracts with customers
Revenue from sale of goods	3,517	2,892
Other products | Local sales
Revenue from contracts with customers
Revenue from sale of goods	360	389
Other products | Foreign sales
Revenue from contracts with customers
Revenue from sale of goods	1,691	1,632
Cash flow hedges | Foreign sales
Revenue from contracts with customers
Revenue from sale of goods	$ 266	$ (132)